Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net (loss) / income	$ (36,420)	$ (64,568)	$ 16,555
Adjustments to reconcile net (loss) / income to net cash provided by operating activities:
Depreciation and amortization	115,845	122,125	120,724
Share-based compensation expense	9,269	9,759	7,832
Loss (Gain) on disposal of assets	(60)	333	3,959
Non-cash interest (income) expense	8,087	3,041	(258)
Deferred tax expense (benefit)	(10,261)	(12,140)	(3,241)
Allowance for (reversal of) doubtful receivables	8,185	1,114	261
Charges on obsolete service inventories	100	3,610	1,071
Earn-outs on business combinations		1,767	(9,619)
Loss (Gain) on Private Warrant liability			(557)
Loss (Gain) on Buyer Stock Adjustment Amount (Note 10)	(4,236)
Other operating activities, net	837	(75)	579
Changes in operating assets and liabilities:
(Increase) decrease in accounts receivable	(29,252)	(8,289)	(2,621)
(Increase) decrease in Unbilled revenue	(1,704)	56,088	(76,464)
(Increase) decrease in Retention withholdings	6,837	(4,000)	6,013
(Increase) decrease in inventories	(16,756)	(3,236)	(11,868)
(Increase) decrease in prepaid expenses	6,164	(884)	503
(Increase) decrease in other current assets	(13,711)	(16,717)	(236)
(Increase) decrease in other long-term assets and liabilities	6,075	8,854	1,526
Increase (decrease) in accounts payable and accrued expenses	33,651	31,221	79,343
Increase (decrease) in other current liabilities	9,926	(260)	951
Net cash provided by operating activities	92,576	127,743	134,453
Cash flows from investing activities:
Capital expenditures	(122,415)	(107,076)	(82,632)
IPM investments (note 3)	(17,367)
Proceeds from disposal of assets	626	2,760	487
Acquisition of business, net of cash acquired		(51,921)	(13,218)
Other investing activities	(7,552)	(8,299)	(1,074)
Net cash used in investing activities	(146,708)	(164,536)	(96,437)
Cash flows from financing activities:
Proceeds from long-term debt	3,194	527,488	15,000
Repayments of long-term debt	(78,755)	(360,000)	(25,972)
Proceeds from short-term borrowings	139,482	123,787	66,449
Repayments of short-term borrowings	(119,165)	(78,983)	(68,302)
Payments on capital leases	(3,108)	(21,361)	(19,581)
Payments on seller-provided financing for capital expenditures	(14,443)	(15,333)	(3,834)
Other financing activities, net		(8,054)
Net cash provided by (used in) financing activities	(72,795)	167,544	(36,240)
Effect of exchange rate changes on cash	8	9	35
Net increase (decrease) in cash	(126,919)	130,760	1,811
Cash and cash equivalents, beginning of period	205,772	75,012	73,201
Cash and cash equivalents, end of period	78,853	205,772	75,012
Supplemental disclosure of cash flow information (also refer Note 3):
Interest paid	19,236	9,890	13,051
Income taxes paid	$ 10,989	$ 12,777	$ 15,641